UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08876

Investment Company Act File Number

Senior Debt Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2019

Date of Reporting Period

Item 1. Schedule of Investments

Senior Debt Portfolio

January 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 115.5%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.6%
Accudyne Industries, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing August 18, 2024		5,640	$5,504,854
DAE Aviation Holdings, Inc.
Term Loan, Maturing January 23, 2026(2)		3,715	3,704,588
Term Loan, Maturing January 23, 2026(2)		6,910	6,890,534
IAP Worldwide Services, Inc.
Revolving Loan, 1.51%, (3 mo. USD LIBOR+5.50%), Maturing July 18, 2019(3)		944	938,095
Term Loan - Second Lien, 9.30%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(4)		1,247	996,313
TransDigm, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing June 9, 2023		56,267	55,126,473
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 22, 2024		37,653	36,812,002
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing May 30, 2025		5,371	5,248,598
Wesco Aircraft Hardware Corp.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing November 30, 2020		12,954	12,759,545
WP CPP Holdings, LLC
Term Loan, 6.51%, (USD LIBOR + 3.75%), Maturing April 30, 2025(5)		16,060	15,859,003

			$143,840,005

Automotive — 2.3%
Allison Transmission, Inc.
Term Loan, 4.26%, (1 mo. USD LIBOR + 1.75%), Maturing September 23, 2022		1,082	$1,078,289
American Axle and Manufacturing, Inc.
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing April 6, 2024		29,372	28,405,553
Apro, LLC
Term Loan, 6.59%, (2 mo. USD LIBOR + 4.00%), Maturing August 8, 2024		2,665	2,635,225
Belron Finance US, LLC
Term Loan, 4.84%, (3 mo. USD LIBOR + 2.25%), Maturing November 7, 2024		3,224	3,185,229
Chassix, Inc.
Term Loan, 8.28%, (USD LIBOR + 5.50%), Maturing November 15, 2023(5)		7,227	7,154,730
CS Intermediate Holdco 2, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing November 2, 2023		4,031	3,920,556
Dayco Products, LLC
Term Loan, 6.96%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023		12,225	11,949,796
Garrett LX III S.a.r.l.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing September 27, 2025	EUR	6,050	6,840,427
Term Loan, 5.33%, (3 mo. USD LIBOR + 2.50%), Maturing September 27, 2025		8,254	8,073,749
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.51%, (1 mo. USD LIBOR + 2.00%), Maturing March 7, 2025		11,325	10,985,250
Horizon Global Corporation
Term Loan, 8.80%, (3 mo. USD LIBOR + 6.00%), Maturing June 30, 2021		9,331	9,073,955
L&W, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing May 22, 2025		9,875	9,801,310

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Tenneco, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing October 1, 2025		41,125	$40,293,946
Thor Industries, Inc.
Term Loan, Maturing February 1, 2026(2)		22,825	21,940,531
TI Group Automotive Systems, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	6,724	7,612,247
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		19,373	18,775,200
Tower Automotive Holdings USA, LLC
Term Loan, 5.31%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024		15,051	14,468,092
Visteon Corporation
Term Loan, 4.28%, (USD LIBOR + 1.75%), Maturing March 25, 2024(5)		2,500	2,443,750
Wand Intermediate I L.P.
Term Loan, Maturing January 15, 2026(2)		2,500	2,497,917

			$211,135,752

Beverage and Tobacco — 0.2%
Arterra Wines Canada, Inc.
Term Loan, 5.54%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		8,846	$8,708,070
Flavors Holdings, Inc.
Term Loan, 8.55%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		12,393	11,525,475
Term Loan - Second Lien, 12.80%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		2,000	1,610,000

			$21,843,545

Brokerage/Securities Dealers/Investment Houses — 0.5%
Advisor Group, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025		15,265	$15,188,426
Aretec Group, Inc.
Term Loan, 6.75%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025		19,400	19,139,303
OZ Management L.P.
Term Loan, 7.31%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023		5,860	5,845,350
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 10.24%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023		3,800	3,781,000

			$43,954,079

Building and Development — 3.1%
American Builders & Contractors Supply Co., Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2023		26,294	$25,691,025
Brookfield Property REIT, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025		13,367	12,805,588
Capital Automotive L.P.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing March 24, 2024		5,517	5,371,989
Core & Main L.P.
Term Loan, 5.72%, (3 mo. USD LIBOR + 3.00%), Maturing August 1, 2024		18,641	18,447,059
CPG International, Inc.
Term Loan, 6.63%, (6 mo. USD LIBOR + 3.75%), Maturing May 5, 2024		19,703	19,079,105
DTZ U.S. Borrower, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 21, 2025		66,159	65,084,101
Forest City Enterprises L.P.
Term Loan, 6.51%, (1 mo. USD LIBOR + 4.00%), Maturing December 7, 2025		5,000	5,006,250
Henry Company, LLC
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023		13,183	12,969,000

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
NCI Building Systems, Inc.
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing April 12, 2025		13,441	$12,861,575
Quikrete Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023		42,771	41,563,825
RE/MAX International, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		17,921	17,651,835
Realogy Group, LLC
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing February 8, 2025		17,214	16,772,693
Summit Materials Companies I, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024		2,055	2,004,461
Werner FinCo L.P.
Term Loan, 6.80%, (3 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		13,506	13,067,208
WireCo WorldGroup, Inc.
Term Loan, 7.50%, (1 mo. USD LIBOR + 5.00%), Maturing September 30, 2023		5,679	5,665,206
Term Loan - Second Lien, 11.50%, (1 mo. USD LIBOR + 9.00%), Maturing September 30, 2024		9,850	9,899,250

			$283,940,170

Business Equipment and Services — 10.8%
Acosta Holdco, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021		10,597	$5,063,671
Adtalem Global Education, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025		6,293	6,261,908
Aimbridge Acquisition Co., Inc.
Term Loan, Maturing February 1, 2026(2)		3,425	3,420,719
AlixPartners, LLP
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing April 4, 2024		36,251	35,888,247
Altran Technologies S.A.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 20, 2025	EUR	23,518	26,843,671
AppLovin Corporation
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing August 15, 2025		25,825	25,857,281
ASGN Incorporated
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing April 2, 2025		5,194	5,138,822
Blitz F18-675 GmbH
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 31, 2025	EUR	7,925	9,106,664
Bracket Intermediate Holding Corp.
Term Loan, 7.00%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025		11,496	11,295,004
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.96%, (USD LIBOR + 4.25%), Maturing June 21, 2024(5)		7,888	7,600,189
Camelot UK Holdco Limited
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023		26,344	26,178,977
Cast and Crew Payroll, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing September 27, 2024		15,734	15,738,477
Term Loan, Maturing January 17, 2026(2)		5,000	5,004,375
Ceridian HCM Holding, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing April 30, 2025		33,167	32,862,834
Change Healthcare Holdings, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024		67,953	66,654,393
Crossmark Holdings, Inc.
DIP, 10.00%, (1 mo. USD LIBOR + 7.50%), Maturing April 15, 2019		1,282	1,284,109
Term Loan, 0.00%, Maturing December 20, 2019(6)		15,071	3,981,318
Cypress Intermediate Holdings III, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing April 26, 2024		29,853	29,265,123

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Duff & Phelps Corporation
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing February 13, 2025		25,889	$25,056,120
EAB Global, Inc.
Term Loan, 6.41%, (6 mo. USD LIBOR + 3.75%), Maturing November 15, 2024		13,424	13,054,415
Education Management, LLC
Revolving Loan, 0.00%, Maturing March 31, 2019(3)(4)(6)		6,248	1,178,957
Term Loan, 0.00%, Maturing July 2, 2020(4)(6)		2,948	556,216
Term Loan, 0.00%, Maturing July 2, 2020(4)(6)		6,636	0
EIG Investors Corp.
Term Loan, 6.44%, (USD LIBOR + 3.75%), Maturing February 9, 2023(5)		60,812	60,029,147
Element Materials Technology Group US Holdings, Inc.
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing June 28, 2024		4,920	4,882,816
Extreme Reach, Inc.
Term Loan, 8.75%, (1 mo. USD LIBOR + 6.25%), Maturing February 7, 2020		7,062	6,991,591
First Data Corporation
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing April 26, 2024		7,341	7,322,139
Garda World Security Corporation
Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		24,988	24,675,768
Term Loan, 6.50%, (CIDOR + 4.25%), Maturing May 24, 2024	CAD	11,485	8,566,375
Gartner, Inc.
Term Loan, 4.00%, (1 mo. USD LIBOR + 1.50%), Maturing March 20, 2022		1,825	1,813,548
Global Payments, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing April 21, 2023		5,882	5,795,628
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing October 17, 2025		6,000	5,890,314
IG Investment Holdings, LLC
Term Loan, 6.13%, (USD LIBOR + 3.50%), Maturing May 23, 2025(5)		31,413	31,059,984
Information Resources, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing December 1, 2025		21,650	21,325,250
ION Trading Technologies S.a.r.l.
Term Loan, 4.25%, (3 mo. EURIBOR + 3.25%, Floor 1.00%), Maturing November 21, 2024	EUR	8,241	8,973,099
Iron Mountain, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		9,404	9,104,074
J.D. Power and Associates
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing September 7, 2023		12,662	12,472,026
KAR Auction Services, Inc.
Term Loan, 5.06%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021		10,781	10,710,056
Term Loan, 5.31%, (3 mo. USD LIBOR + 2.50%), Maturing March 9, 2023		2,274	2,263,044
Kronos Incorporated
Term Loan, 5.54%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023		86,244	84,770,613
Monitronics International, Inc.
Term Loan, 8.30%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022		18,345	16,152,452
PGX Holdings, Inc.
Term Loan, 7.75%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020		13,092	12,829,967
Ping Identity Corporation
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing January 24, 2025		14,918	14,769,183
Pre-Paid Legal Services, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2025		12,678	12,575,132
Prime Security Services Borrower, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022		19,267	19,029,715
Red Ventures, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing November 8, 2024		21,875	21,702,291

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
ServiceMaster Company
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2023		6,006	$5,985,484
SMG Holdings, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing January 23, 2025		4,714	4,622,494
Solera, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		57,080	56,052,230
Spin Holdco, Inc.
Term Loan, 6.03%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2022		43,548	42,677,195
Tempo Acquisition, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		12,313	12,112,823
Trans Union, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing April 10, 2023		16,829	16,651,977
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing June 19, 2025		5,298	5,238,768
Vestcom Parent Holdings, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		13,902	13,589,316
WASH Multifamily Laundry Systems, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		11,425	11,082,403
West Corporation
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing October 10, 2024		5,050	4,611,989
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		16,849	15,528,590
Worldpay, LLC
Term Loan, 4.22%, (USD LIBOR + 1.75%), Maturing August 9, 2024(5)		19,718	19,628,824
ZPG PLC
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing June 30, 2025	EUR	5,025	5,737,234
Term Loan, 5.48%, (1 mo. GBP LIBOR + 4.75%), Maturing June 30, 2025	GBP	8,725	11,329,267

			$985,844,296

Cable and Satellite Television — 5.3%
Altice France S.A.
Term Loan, 6.51%, (1 mo. USD LIBOR + 4.00%), Maturing August 14, 2026		7,107	$6,718,510
Charter Communications Operating, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025		34,862	34,456,237
CSC Holdings, LLC
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		48,391	47,014,750
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		13,925	13,431,818
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		3,225	3,150,789
MCC Iowa, LLC
Term Loan, 4.42%, (1 week USD LIBOR + 2.00%), Maturing January 15, 2025		5,887	5,842,837
Mediacom Illinois, LLC
Term Loan, 4.17%, (1 week USD LIBOR + 1.75%), Maturing February 15, 2024		4,675	4,624,770
Numericable Group S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	9,014	10,005,515
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		21,329	19,800,085
Term Loan, 6.20%, (1 mo. USD LIBOR + 3.69%), Maturing January 31, 2026		11,002	10,327,771
Radiate Holdco, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		10,585	10,286,892
Telenet Financing USD, LLC
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing August 15, 2026		31,700	30,955,621
Telenet International Finance S.a.r.l.
Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing December 15, 2027	EUR	21,465	24,495,467
Unitymedia Finance, LLC
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		45,050	44,364,880

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Unitymedia Hessen GmbH & Co. KG
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing January 15, 2027	EUR	17,400	$19,969,965
UPC Financing Partnership
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		34,647	34,173,625
Virgin Media Bristol, LLC
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		71,450	70,296,368
Virgin Media Investment Holdings Limited
Term Loan, 3.98%, (1 mo. GBP LIBOR + 3.25%), Maturing January 15, 2027	GBP	16,075	20,868,185
Ziggo Secured Finance B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	21,925	24,861,808
Ziggo Secured Finance Partnership
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		54,458	52,803,310

			$488,449,203

Chemicals and Plastics — 5.7%
Alpha 3 B.V.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		20,123	$19,534,820
Aruba Investments, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		12,143	11,990,848
Ashland, Inc.
Term Loan, 4.26%, (1 mo. USD LIBOR + 1.75%), Maturing May 17, 2024		5,491	5,460,486
Axalta Coating Systems US Holdings, Inc.
Term Loan, 4.55%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024		32,424	31,898,922
Caldic B.V.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 18, 2024	EUR	500	567,114
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 18, 2024	EUR	1,500	1,701,341
Chemours Company (The)
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 21, 2025	EUR	5,815	6,650,257
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025		7,808	7,687,370
Emerald Performance Materials, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		4,635	4,608,530
Term Loan - Second Lien, 10.25%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022		9,465	9,370,350
Ferro Corporation
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,464	3,426,056
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,694	3,654,109
Term Loan, 5.05%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		3,774	3,733,546
Flint Group GmbH
Term Loan, 3.75%, (3 mo. EURIBOR + 3.00%, Floor 0.75%), Maturing September 7, 2021	EUR	1,228	1,345,266
Term Loan, 5.78%, (USD LIBOR + 3.00%), Maturing September 7, 2021(5)		1,970	1,839,083
Flint Group US, LLC
Term Loan, 5.78%, (USD LIBOR + 3.00%), Maturing September 7, 2021(5)		2,948	2,752,228
Term Loan, 5.78%, (USD LIBOR + 3.00%), Maturing September 7, 2021(5)		11,914	11,124,944
Gemini HDPE, LLC
Term Loan, 5.25%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		13,446	13,295,076
H.B. Fuller Company
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		22,966	22,611,726
Ineos US Finance, LLC
Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	26,495	29,993,998
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024		7,573	7,372,794

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Inovyn Finance PLC
Term Loan, 2.50%, (3 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing November 10, 2025	EUR	11,177	$12,794,914
Kraton Polymers, LLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing March 5, 2025	EUR	3,855	4,419,407
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing March 5, 2025		9,173	9,075,212
Messer Industries GmbH
Term Loan, Maturing October 1, 2025(2)	EUR	4,575	5,240,905
Term Loan, Maturing October 1, 2025(2)		27,425	26,876,500
Minerals Technologies, Inc.
Term Loan, 4.83%, (USD LIBOR + 2.25%), Maturing February 14, 2024(5)		13,866	13,831,708
Platform Specialty Products Corporation
Term Loan, Maturing November 14, 2025(2)		9,200	9,125,250
PMHC II, Inc.
Term Loan, 6.15%, (USD LIBOR + 3.50%), Maturing March 31, 2025(5)		15,066	14,369,115
Polar US Borrower, LLC
Term Loan, 7.54%, (3 mo. USD LIBOR + 4.75%), Maturing October 15, 2025		14,325	14,217,562
PolyOne Corporation
Term Loan, 4.27%, (1 mo. USD LIBOR + 1.75%), Maturing January 30, 2026		9,974	9,868,316
PQ Corporation
Term Loan, 5.24%, (3 mo. USD LIBOR + 2.50%), Maturing February 8, 2025		36,610	35,751,863
Proampac PG Borrower, LLC
Term Loan, 6.10%, (USD LIBOR + 3.50%), Maturing November 18, 2023(5)		13,038	12,712,295
Sonneborn Refined Products B.V.
Term Loan, 8.25%, (3 mo. USD Prime + 2.75%), Maturing December 10, 2020		549	547,907
Sonneborn, LLC
Term Loan, 8.25%, (3 mo. USD Prime + 2.75%), Maturing December 10, 2020		3,113	3,104,796
Spectrum Holdings III Corp.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2025		14,684	14,087,599
Starfruit Finco B.V.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		18,825	18,457,912
Trinseo Materials Operating S.C.A.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing September 9, 2024		17,415	17,006,485
Tronox Blocked Borrower, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing September 23, 2024		16,094	15,906,555
Tronox Finance, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing September 23, 2024		37,141	36,707,435
Univar, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024		40,069	39,342,353
Venator Materials Corporation
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		3,851	3,798,199
Versum Materials, Inc.
Term Loan, 4.80%, (3 mo. USD LIBOR + 2.00%), Maturing September 29, 2023		1,807	1,807,096

			$519,668,248

Clothing/Textiles — 0.1%
Tumi, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing April 25, 2025		5,463	$5,302,669

			$5,302,669

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Conglomerates — 0.1%
Penn Engineering & Manufacturing Corp.
Term Loan, 3.50%, (3 mo. EURIBOR + 2.50%, Floor 1.00%), Maturing June 27, 2024	EUR	1,984	$2,272,718
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		2,487	2,468,471
SGB-SMIT Management GmbH
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing July 18, 2024	EUR	8,713	8,272,870

			$13,014,059

Containers and Glass Products — 3.7%
Anchor Glass Container Corporation
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2023		4,239	$3,433,448
Berlin Packaging, LLC
Term Loan, 5.55%, (USD LIBOR + 3.00%), Maturing November 7, 2025(5)		21,113	20,373,763
Berry Global, Inc.
Term Loan, 4.27%, (1 mo. USD LIBOR + 1.75%), Maturing January 6, 2021		1,000	996,250
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022		5,208	5,141,677
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing January 19, 2024		7,369	7,288,482
BWAY Holding Co.,
Term Loan, 6.03%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024		29,212	28,262,191
Consolidated Container Company, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		11,548	11,287,969
Flex Acquisition Company, Inc.
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		50,117	48,749,059
Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing June 29, 2025		17,835	17,400,638
Libbey Glass, Inc.
Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		14,068	13,540,287
Pelican Products, Inc.
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2025		10,052	9,863,525
Reynolds Group Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		72,006	71,130,673
Ring Container Technologies Group, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		18,433	18,064,563
Trident TPI Holdings, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		25,991	25,308,647
Verallia Packaging S.A.S
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	38,138	43,425,084
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing August 1, 2025	EUR	9,025	10,287,689

			$334,553,945

Cosmetics/Toiletries — 0.4%
KIK Custom Products, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing May 15, 2023		36,924	$35,065,998
Prestige Brands, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing January 26, 2024		1,790	1,762,955

			$36,828,953

Drugs — 4.2%
Albany Molecular Research, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024		10,563	$10,262,915
Alkermes, Inc.
Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing March 23, 2023		13,296	13,129,622
Amneal Pharmaceuticals, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025		29,470	29,273,664

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Arbor Pharmaceuticals, Inc.
Term Loan, 7.80%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		24,835	$21,357,772
Bausch Health Companies, Inc.
Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025		86,746	85,966,665
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 6.75%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024		40,567	40,262,710
Horizon Pharma, Inc.
Term Loan, 5.56%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2024		26,356	26,273,942
Jaguar Holding Company II
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2022		93,214	91,602,546
Mallinckrodt International Finance S.A.
Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		34,815	32,522,969
Term Loan, 5.62%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025		14,651	13,789,859
PharMerica Corporation
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing December 6, 2024		15,993	15,966,648
Term Loan - Second Lien, 10.26%, (1 mo. USD LIBOR + 7.75%), Maturing December 5, 2025		4,300	4,278,500

			$384,687,812

Ecological Services and Equipment — 0.9%
Advanced Disposal Services, Inc.
Term Loan, 4.66%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023		42,175	$41,826,660
EnergySolutions, LLC
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025		19,528	17,087,216
GFL Environmental, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing May 30, 2025		23,627	22,836,674

			$81,750,550

Electronics/Electrical — 15.9%
Almonde, Inc.
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024		40,725	$39,210,742
Applied Systems, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing September 19, 2024		48,956	47,961,682
Term Loan - Second Lien, 9.50%, (1 mo. USD LIBOR + 7.00%), Maturing September 19, 2025		4,000	4,010,000
Aptean, Inc.
Term Loan, 7.06%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022		11,694	11,621,177
Term Loan - Second Lien, 12.31%, (3 mo. USD LIBOR + 9.50%), Maturing December 14, 2023		4,700	4,703,915
Avast Software B.V.
Term Loan, 5.30%, (3 mo. USD LIBOR + 2.50%), Maturing September 30, 2023		16,348	16,194,389
Barracuda Networks, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing February 12, 2025		22,545	22,207,210
Blackhawk Network Holdings, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing June 15, 2025		5,679	5,596,079
BMC Software Finance, Inc.
Term Loan, 4.75%, (3 mo. EURIBOR + 4.75%), Maturing October 2, 2025	EUR	3,550	4,085,339
Term Loan, 7.05%, (3 mo. USD LIBOR + 4.25%), Maturing October 2, 2025		46,100	45,096,818
Campaign Monitor Finance Pty. Limited
Term Loan, 8.05%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021		7,006	6,026,607
Celestica, Inc.
Term Loan, 4.63%, (1 mo. USD LIBOR + 2.13%), Maturing June 27, 2025		4,801	4,680,853
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025		4,825	4,758,656

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Cohu, Inc.
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.00%), Maturing September 20, 2025		11,671	$11,524,866
CommScope, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing December 29, 2022		3,659	3,648,999
CPI International, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		15,344	15,065,660
Cypress Semiconductor Corporation
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing July 5, 2021		23,722	23,514,206
DigiCert, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing October 31, 2024		46,375	45,563,260
Electro Rent Corporation
Term Loan, 7.78%, (USD LIBOR + 5.00%), Maturing January 31, 2024(5)		19,774	19,724,958
Energizer Holdings, Inc.
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing June 20, 2025		6,675	6,637,453
Entegris, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		3,325	3,302,141
Epicor Software Corporation
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		46,225	45,334,979
Exact Merger Sub, LLC
Term Loan, 7.06%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		8,384	8,352,402
EXC Holdings III Corp.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing December 2, 2024	EUR	1,733	1,977,442
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		8,217	8,124,353
Financial & Risk US Holdings, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing October 1, 2025		9,475	9,117,148
Flexera Software, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing February 26, 2025		25,724	25,434,440
GlobalLogic Holdings, Inc.
Term Loan, 3.25%, Maturing August 1, 2025(3)		478	473,929
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 1, 2025		3,339	3,309,212
Go Daddy Operating Company, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024		66,730	66,015,280
GTCR Valor Companies, Inc.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing June 16, 2023	EUR	2,963	3,367,564
Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing June 16, 2023		35,522	34,856,382
Hyland Software, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing July 1, 2024		53,124	52,472,796
Term Loan - Second Lien, 9.50%, (1 mo. USD LIBOR + 7.00%), Maturing July 7, 2025		5,734	5,703,175
Infoblox, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		16,728	16,733,191
Infor (US), Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		102,588	102,096,315
Informatica, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing August 5, 2022	EUR	761	873,626
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		55,199	55,112,997
Lattice Semiconductor Corporation
Term Loan, 6.76%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021		9,167	9,189,811
MA FinanceCo., LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021		34,403	33,844,169
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		5,745	5,569,991
MACOM Technology Solutions Holdings, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		14,789	14,160,654

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Marcel LUX IV S.a.r.l.
Term Loan, Maturing September 26, 2025(2)	EUR	2,850	$3,251,915
Term Loan, Maturing September 26, 2025(2)		3,800	3,747,750
MaxLinear, Inc.
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing May 12, 2024		10,636	10,569,966
Microchip Technology Incorporated
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing May 29, 2025		27,492	27,102,148
MKS Instruments, Inc.
Term Loan, Maturing January 18, 2026(2)		4,525	4,520,050
MTS Systems Corporation
Term Loan, 5.76%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		8,017	7,917,203
Prometric Holdings, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing January 29, 2025		5,662	5,577,279
Renaissance Holding Corp.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing May 30, 2025		20,796	20,050,940
Term Loan - Second Lien, 9.50%, (1 mo. USD LIBOR + 7.00%), Maturing May 29, 2026		2,175	2,011,875
Seattle Spinco, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024		38,796	37,615,525
SGS Cayman L.P.
Term Loan, 8.18%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		3,607	3,417,350
SkillSoft Corporation
Term Loan, 7.25%, (1 mo. USD LIBOR + 4.75%), Maturing April 28, 2021		66,003	54,081,521
SolarWinds Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024		74,192	72,677,437
Southwire Company
Term Loan, 4.51%, (1 mo. USD LIBOR + 2.00%), Maturing May 19, 2025		4,095	4,033,967
Sparta Systems, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing August 21, 2024		3,951	3,526,479
SS&C Technologies Holdings Europe S.a.r.l.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025		23,027	22,602,763
SS&C Technologies, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025		7,681	7,548,361
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing April 16, 2025		59,867	58,764,498
SurveyMonkey, Inc.
Term Loan, 6.17%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025		9,436	9,294,805
Sutherland Global Services, Inc.
Term Loan, 8.18%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		15,494	14,680,246
Tibco Software, Inc.
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020		15,841	15,758,146
TriTech Software Systems
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025		14,835	14,478,040
TTM Technologies, Inc.
Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2024		12,429	12,118,378
Uber Technologies
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023		59,011	58,402,060
Term Loan, 6.52%, (1 mo. USD LIBOR + 4.00%), Maturing April 4, 2025		34,309	34,137,315
Ultra Clean Holdings, Inc.
Term Loan, 7.01%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		11,975	11,675,320
VeriFone Systems, Inc.
Term Loan, 6.64%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025		16,060	15,728,518
Veritas Bermuda, Ltd.
Term Loan, 7.07%, (USD LIBOR + 4.50%), Maturing January 27, 2023(5)		26,297	23,102,318

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Vero Parent, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing August 16, 2024		27,453	$27,453,181
Wall Street Systems Delaware, Inc.
Term Loan, 4.00%, (1 mo. EURIBOR + 3.00%, Floor 1.00%), Maturing November 21, 2024	EUR	6,126	6,906,712
Term Loan, 5.63%, (2 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		7,237	6,874,745
Western Digital Corporation
Term Loan, 4.26%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023		13,252	12,958,239

			$1,459,839,916

Equipment Leasing — 1.2%
Avolon TLB Borrower 1 (US), LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025		58,860	$58,374,775
Delos Finance S.a.r.l.
Term Loan, 4.55%, (3 mo. USD LIBOR + 1.75%), Maturing October 6, 2023		24,125	24,114,240
Flying Fortress, Inc.
Term Loan, 4.55%, (3 mo. USD LIBOR + 1.75%), Maturing October 30, 2022		14,625	14,594,536
IBC Capital Limited
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023		17,715	17,117,339

			$114,200,890

Financial Intermediaries — 3.3%
Citco Funding, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		27,557	$27,247,378
Clipper Acquisitions Corp.
Term Loan, 4.26%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024		12,301	12,116,239
Ditech Holding Corporation
Term Loan, 8.50%, (1 mo. USD LIBOR + 6.00%), Maturing June 30, 2022		28,127	19,041,724
Donnelley Financial Solutions, Inc.
Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023		1,985	1,960,305
EIG Management Company, LLC
Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing February 22, 2025		2,804	2,798,555
Evergood 4 ApS
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	1,401	1,606,326
Term Loan, 3.75%, (2 mo. EURIBOR + 3.75%), Maturing February 6, 2025	EUR	8,149	9,340,822
Focus Financial Partners, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing July 3, 2024		20,301	20,063,862
Fortress Investment Group, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022		18,373	18,203,466
Franklin Square Holdings L.P.
Term Loan, 5.06%, (1 mo. USD LIBOR + 2.50%), Maturing August 1, 2025		6,808	6,765,218
Freedom Mortgage Corporation
Term Loan, 7.25%, (1 mo. USD LIBOR + 4.75%), Maturing February 23, 2022		30,878	30,800,509
Greenhill & Co., Inc.
Term Loan, 6.47%, (3 mo. USD LIBOR + 3.75%), Maturing October 12, 2022		10,031	10,018,711
GreenSky Holdings, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025		14,317	14,173,644
Guggenheim Partners, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023		46,155	46,010,375
Harbourvest Partners, LLC
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing March 1, 2025		9,970	9,795,381
Jefferies Finance, LLC
Term Loan, 5.31%, (3 mo. USD LIBOR + 2.50%), Maturing August 2, 2024		988	971,453

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
LPL Holdings, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing September 23, 2024		19,815	$19,665,907
MIP Delaware, LLC
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020		1,188	1,182,070
Ocwen Financial Corporation
Term Loan, 7.52%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020		3,853	3,809,233
Sesac Holdco II, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing February 23, 2024		8,183	7,937,161
StepStone Group L.P.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing March 14, 2025		6,600	6,591,875
Victory Capital Holdings, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing February 12, 2025		7,193	7,170,221
Virtus Investment Partners, Inc.
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing June 1, 2024		10,572	10,499,034
Walker & Dunlop, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2025		10,275	10,197,938

			$297,967,407

Food Products — 4.4%
Alphabet Holding Company, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		39,449	$36,013,348
Badger Buyer Corp.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing September 30, 2024		13,019	12,725,694
CHG PPC Parent, LLC
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025		22,238	21,821,283
Del Monte Foods, Inc.
Term Loan, 5.90%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		15,694	12,934,069
Dole Food Company, Inc.
Term Loan, 5.26%, (USD LIBOR + 2.75%), Maturing April 6, 2024(5)		15,797	15,303,014
Froneri International PLC
Term Loan, 2.63%, (6 mo. EURIBOR + 2.63%), Maturing January 31, 2025	EUR	28,875	33,156,172
Term Loan, 3.98%, (1 mo. GBP LIBOR + 3.25%), Maturing January 31, 2025	GBP	10,090	13,238,871
Hearthside Food Solutions, LLC
Term Loan, 6.19%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025		13,358	12,890,349
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025		6,375	6,207,656
High Liner Foods Incorporated
Term Loan, 6.04%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021		12,213	10,381,122
HLF Financing S.a.r.l.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2025		31,621	31,502,172
Jacobs Douwe Egberts International B.V.
Term Loan, 4.56%, (3 mo. USD LIBOR + 2.00%), Maturing November 1, 2025		25,514	25,306,471
JBS USA Lux S.A.
Term Loan, 5.26%, (USD LIBOR + 2.50%), Maturing October 30, 2022(5)		96,252	95,409,406
Nomad Foods Europe Midco Limited
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		26,403	25,784,604
Post Holdings, Inc.
Term Loan, 4.52%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2024		14,613	14,466,701
Refresco Group B.V.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing March 28, 2025	EUR	13,118	14,843,627
Term Loan, 5.87%, (3 mo. USD LIBOR + 3.25%), Maturing March 28, 2025		4,050	3,994,313
Restaurant Technologies, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025		10,275	10,239,675

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Valeo F1 Company Limited (Ireland)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing August 27, 2024	EUR	8,500	$9,449,385

			$405,667,932

Food Service — 2.1%
1011778 B.C. Unlimited Liability Company
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing February 16, 2024		80,644	$79,393,136
Aramark Services, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing March 11, 2025		8,977	8,928,249
Del Frisco’s Restaurant Group, Inc.
Term Loan, 8.50%, (1 mo. USD LIBOR + 6.00%), Maturing June 27, 2025		7,861	7,526,429
Dhanani Group, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing July 20, 2025		10,393	10,171,928
IRB Holding Corp.
Term Loan, 5.76%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2025		33,666	32,891,571
NPC International, Inc.
Term Loan, 6.05%, (USD LIBOR + 3.50%), Maturing April 19, 2024(5)		13,160	12,633,350
TKC Holdings, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2023		4,228	4,102,350
US Foods, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2023		26,684	26,303,675
Welbilt, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025		9,291	9,093,787

			$191,044,475

Food/Drug Retailers — 0.7%
Albertsons, LLC
Term Loan, 5.82%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022		1,839	$1,820,373
Term Loan, 5.69%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023		29,780	29,365,355
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing November 17, 2025		13,706	13,420,912
Diplomat Pharmacy, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing December 20, 2024		4,971	4,960,521
Holland & Barrett International
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	9,275	9,926,110
Term Loan, 6.16%, (3 mo. GBP LIBOR + 5.25%), Maturing September 2, 2024	GBP	6,775	8,200,186

			$67,693,457

Health Care — 12.0%
Acadia Healthcare Company, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing February 11, 2022		1,968	$1,949,344
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing February 16, 2023		1,301	1,283,197
ADMI Corp.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing April 30, 2025		21,287	21,047,413
Agiliti Health, Inc.
Term Loan, 1.50%, Maturing January 4, 2026(3)		6,175	6,159,563
Akorn, Inc.
Term Loan, 8.00%, (1 mo. USD LIBOR + 5.50%), Maturing April 16, 2021		17,268	14,073,749
Alliance Healthcare Services, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing October 24, 2023		12,440	12,346,601
Term Loan - Second Lien, 12.50%, (1 mo. USD LIBOR + 10.00%), Maturing April 24, 2024		5,175	5,136,188
Argon Medical Devices, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing January 23, 2025		7,198	7,126,323

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Athletico Management, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025		7,500	$7,415,625
ATI Holdings Acquisition, Inc.
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing May 10, 2023		1,970	1,922,917
Auris Luxembourg III S.a.r.l.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing January 17, 2022	EUR	2,481	2,749,156
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing January 17, 2022		15,586	15,547,063
Avantor, Inc.
Term Loan, 6.57%, (3 mo. USD LIBOR + 3.75%), Maturing November 21, 2024		21,360	21,343,674
Beaver-Visitec International, Inc.
Term Loan, 6.62%, (2 mo. USD LIBOR + 4.00%), Maturing August 21, 2023		4,619	4,572,460
BioClinica, Inc.
Term Loan, 7.00%, (USD LIBOR + 4.25%), Maturing October 20, 2023(5)		13,059	11,883,542
BW NHHC Holdco, Inc.
Term Loan, 7.50%, (1 mo. USD LIBOR + 5.00%), Maturing May 15, 2025		11,741	11,506,180
Carestream Dental Equipment, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		13,122	12,597,528
Certara L.P.
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing August 15, 2024		7,656	7,541,417
CHG Healthcare Services, Inc.
Term Loan, 5.66%, (USD LIBOR + 3.00%), Maturing June 7, 2023(5)		44,600	44,181,947
Community Health Systems, Inc.
Term Loan, 5.96%, (3 mo. USD LIBOR + 3.25%), Maturing January 27, 2021		10,136	9,982,886
Concentra, Inc.
Term Loan, 5.27%, (1 mo. USD LIBOR + 2.75%), Maturing June 1, 2022		13,983	13,860,135
CPI Holdco, LLC
Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing March 21, 2024		14,133	13,814,784
CryoLife, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing November 14, 2024		5,222	5,205,931
CTC AcquiCo GmbH
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing March 7, 2025	EUR	18,221	20,660,383
DJO Finance, LLC
Term Loan, 5.77%, (1 mo. USD LIBOR + 3.25%), Maturing June 8, 2020		19,300	19,275,875
Term Loan, 5.83%, (USD LIBOR + 3.25%), Maturing June 8, 2020(5)		6,829	6,819,986
Elsan SAS
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing October 31, 2022	EUR	8,000	9,180,961
Envision Healthcare Corporation
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025		64,825	61,227,213
Equian, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing May 20, 2024		10,035	9,822,013
Gentiva Health Services, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		25,630	25,501,854
GHX Ultimate Parent Corporation
Term Loan, 6.06%, (3 mo. USD LIBOR + 3.25%), Maturing June 28, 2024		13,550	13,270,500
Greatbatch Ltd.
Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing October 27, 2022		5,196	5,159,113
Grifols Worldwide Operations USA, Inc.
Term Loan, 4.66%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025		41,891	41,423,613
Hanger, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025		23,693	23,575,007
Indivior Finance S.a.r.l.
Term Loan, 7.25%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2022		14,100	13,888,820

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Inovalon Holdings, Inc.
Term Loan, 6.06%, (1 mo. USD LIBOR + 3.50%), Maturing April 2, 2025	16,599	$16,443,490
IQVIA, Inc.
Term Loan, 4.80%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	10,122	10,048,491
Kinetic Concepts, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	28,754	28,618,812
KUEHG Corp.
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025	37,985	37,288,188
Term Loan - Second Lien, 11.05%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025	4,075	4,075,000
Medical Solutions, LLC
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing June 9, 2024	9,104	9,069,567
MPH Acquisition Holdings, LLC
Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	72,577	70,281,524
MX Holdings US, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2025	8,084	8,038,900
National Mentor Holdings, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021	11,480	11,467,943
Navicure, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	12,046	11,865,468
New Millennium Holdco, Inc.
Term Loan, 9.00%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	2,386	1,336,355
One Call Corporation
Term Loan, 7.76%, (1 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	18,469	16,252,931
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.76%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	69,716	67,392,199
Parexel International Corporation
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	25,913	24,622,745
Press Ganey Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing October 23, 2023	16,326	16,080,893
Prospect Medical Holdings, Inc.
Term Loan, 8.06%, (1 mo. USD LIBOR + 5.50%), Maturing February 22, 2024	15,272	15,195,795
R1 RCM, Inc.
Term Loan, 7.75%, (1 mo. USD LIBOR + 5.25%), Maturing May 8, 2025	6,592	6,542,436
Radiology Partners Holdings, LLC
Term Loan, Maturing June 21, 2025(2)	6,000	5,970,000
RadNet, Inc.
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2023	18,623	18,587,859
Select Medical Corporation
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing March 6, 2025	25,230	25,040,871
Sotera Health Holdings, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	25,334	24,763,706
Sound Inpatient Physicians
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2025	10,147	10,020,167
Surgery Center Holdings, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	28,210	27,504,793
Syneos Health, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing August 1, 2024	4,806	4,737,792
Team Health Holdings, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	36,839	33,247,255

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Tecomet, Inc.
Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing May 1, 2024		24,690	$24,411,906
U.S. Anesthesia Partners, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024		26,620	26,320,103
Verscend Holding Corp.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025		28,055	27,844,277
Viant Medical Holdings, Inc.
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing July 2, 2025		8,878	8,847,228
Wink Holdco, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing December 2, 2024		6,106	5,905,026

			$1,100,874,681

Home Furnishings — 0.7%
Bright Bidco B.V.
Term Loan, 6.20%, (USD LIBOR + 3.50%), Maturing June 30, 2024(5)		20,542	$15,483,327
Serta Simmons Bedding, LLC
Term Loan, 6.01%, (1 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		57,330	49,160,630

			$64,643,957

Industrial Equipment — 5.7%
AI Alpine AT Bidco GmbH
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing October 31, 2025	EUR	5,500	$6,229,984
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.25%), Maturing October 31, 2025		3,050	2,943,250
Altra Industrial Motion Corp.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		9,961	9,807,071
Apex Tool Group, LLC
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2022		27,508	26,545,254
Carlisle Foodservice Products, Inc.
Term Loan, 1.00%, Maturing March 20, 2025(3)		3,076	3,006,302
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing March 20, 2025		13,532	13,227,979
Clark Equipment Company
Term Loan, 4.80%, (3 mo. USD LIBOR + 2.00%), Maturing May 18, 2024		27,169	26,761,559
Coherent Holding GmbH
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing November 7, 2023	EUR	4,886	5,607,564
Columbus McKinnon Corporation
Term Loan, 5.30%, (3 mo. USD LIBOR + 2.50%), Maturing January 31, 2024		6,176	6,176,367
CPM Holdings, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing November 15, 2025		7,425	7,318,266
Delachaux S.A.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing October 28, 2021	EUR	8,732	10,009,240
Term Loan, 6.31%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021		9,828	9,631,741
DexKo Global, Inc.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	2,677	3,025,327
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 24, 2024	EUR	6,691	7,563,317
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing July 24, 2024		16,146	15,954,562
DXP Enterprises, Inc.
Term Loan, 7.25%, (1 mo. USD LIBOR + 4.75%), Maturing August 29, 2023		5,258	5,218,999
Engineered Machinery Holdings, Inc.
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		18,565	17,845,949
Term Loan, 7.06%, (3 mo. USD LIBOR + 4.25%), Maturing July 19, 2024		4,050	3,999,375
EWT Holdings III Corp.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		34,308	33,835,922

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Filtration Group Corporation
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing March 29, 2025	EUR	4,193	$4,816,165
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		56,036	55,662,830
Gardner Denver, Inc.
Term Loan, 3.00%, (1 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	3,160	3,629,724
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		10,207	10,170,670
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	7,934	8,967,954
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		35,512	34,836,235
Hamilton Holdco, LLC
Term Loan, 4.81%, (3 mo. USD LIBOR + 2.00%), Maturing July 2, 2025		9,950	9,862,689
Hayward Industries, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		7,760	7,611,184
LTI Holdings, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025		5,511	5,338,963
Milacron, LLC
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing September 28, 2023		24,075	23,683,488
Minimax GmbH & Co. KG
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing July 31, 2025	EUR	3,507	4,036,287
Paladin Brands Holding, Inc.
Term Loan, 8.31%, (3 mo. USD LIBOR + 5.50%), Maturing August 15, 2022		12,588	12,493,852
Rexnord, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing August 21, 2024		18,172	18,019,930
Robertshaw US Holding Corp.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing February 28, 2025		24,871	23,192,448
Shape Technologies Group, Inc.
Term Loan, 5.78%, (3 mo. USD LIBOR + 3.00%), Maturing April 21, 2025		14,335	14,120,458
Tank Holding Corp.
Term Loan, 5.76%, (1 mo. USD LIBOR + 3.25%), Maturing March 17, 2022		9,559	9,427,090
Terex Corporation
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing January 31, 2024		8,924	8,756,984
Thermon Industries, Inc.
Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024		3,841	3,841,250
Titan Acquisition Limited
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		38,820	36,733,730
Wittur GmbH
Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	13,925	16,006,622

			$525,916,581

Insurance — 3.5%
Alliant Holdings I, Inc.
Term Loan, 5.26%, (1 mo. USD LIBOR + 2.75%), Maturing May 9, 2025		23,394	$22,546,372
AmWINS Group, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		43,949	43,235,231
Asurion, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022		31,362	30,943,811
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		46,273	45,624,995
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2024		2,488	2,452,364
Term Loan - Second Lien, 9.00%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		28,200	28,437,952
Financiere CEP SAS
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing January 16, 2025	EUR	5,375	5,998,417

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
FrontDoor, Inc.
Term Loan, 5.06%, (1 mo. USD LIBOR + 2.50%), Maturing August 14, 2025		7,332	$7,294,967
Hub International Ltd.
Term Loan, 5.51%, (USD LIBOR + 2.75%), Maturing April 25, 2025(5)		39,719	38,378,499
NFP Corp.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		44,239	42,635,472
Sedgwick Claims Management Services, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025		16,850	16,470,875
USI, Inc.
Term Loan, 5.80%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		37,813	36,371,087

			$320,390,042

Leisure Goods/Activities/Movies — 3.5%
AMC Entertainment Holdings, Inc.
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2022		4,127	$4,067,963
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023		3,896	3,839,502
Ancestry.com Operations, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		49,158	48,420,123
Bombardier Recreational Products, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing May 23, 2025		33,875	33,338,489
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 6.39%, (USD LIBOR + 3.75%), Maturing July 8, 2022(5)		8,546	8,157,472
Cedar Fair, L.P.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing April 13, 2024		2,438	2,435,085
ClubCorp Holdings, Inc.
Term Loan, 5.55%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		21,566	20,806,531
Crown Finance US, Inc.
Term Loan, 2.63%, (1 mo. EURIBOR + 2.63%), Maturing February 28, 2025	EUR	11,116	12,637,486
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing February 28, 2025		29,908	29,271,985
Delta 2 (LUX) S.a.r.l.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		46,796	45,158,177
Emerald Expositions Holding, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		14,132	13,778,820
Etraveli Holding AB
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing August 2, 2024	EUR	8,300	9,494,239
Kasima, LLC
Term Loan, 5.26%, (USD LIBOR + 2.50%), Maturing May 17, 2021(5)		77	77,399
Lindblad Expeditions, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		1,186	1,173,687
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing March 21, 2025		4,742	4,733,278
Live Nation Entertainment, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing October 31, 2023		6,005	5,987,425
Sabre GLBL, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024		11,242	11,109,628
SeaWorld Parks & Entertainment, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		21,402	21,065,089
SRAM, LLC
Term Loan, 5.43%, (2 mo. USD LIBOR + 2.75%), Maturing March 15, 2024		13,325	13,091,690
Steinway Musical Instruments, Inc.
Term Loan, 6.26%, (1 mo. USD LIBOR + 3.75%), Maturing February 13, 2025		9,230	9,045,645
Travel Leaders Group, LLC
Term Loan, 6.51%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		14,666	14,602,135

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
UFC Holdings, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023		10,068	$10,010,720

			$322,302,568

Lodging and Casinos — 5.3%
Affinity Gaming, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2023		12,301	$11,788,899
Aristocrat Technologies, Inc.
Term Loan, 4.53%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		15,445	15,201,639
Azelis Finance S.A.
Term Loan, 4.00%, (3 mo. EURIBOR + 4.00%), Maturing November 7, 2025	EUR	3,750	4,301,906
Boyd Gaming Corporation
Term Loan, 4.66%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023		5,974	5,912,435
Churchill Downs Incorporated
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2024		3,465	3,440,457
CityCenter Holdings, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing April 18, 2024		60,004	59,103,467
Eldorado Resorts, LLC
Term Loan, 4.81%, (2 mo. USD LIBOR + 2.25%), Maturing April 17, 2024		11,943	11,823,450
ESH Hospitality, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing August 30, 2023		27,979	27,554,318
Four Seasons Hotels Limited
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing November 30, 2023		7,209	7,121,864
Golden Nugget, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing October 4, 2023		53,698	52,935,995
GVC Holdings PLC
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing March 29, 2024	EUR	16,875	19,272,006
Term Loan, 4.53%, (6 mo. GBP LIBOR + 3.50%), Maturing March 29, 2024	GBP	7,150	9,338,369
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing March 29, 2024		15,979	15,839,431
Hanjin International Corp.
Term Loan, 5.01%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020		5,225	5,130,297
Hilton Worldwide Finance, LLC
Term Loan, 4.26%, (1 mo. USD LIBOR + 1.75%), Maturing October 25, 2023		27,300	27,040,879
Hospitality Investors Trust
Term Loan, 5.53%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2019		4,750	4,731,475
Las Vegas Sands, LLC
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing March 27, 2025		16,436	16,174,586
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing March 21, 2025		32,313	31,861,820
Playa Resorts Holding B.V.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing April 29, 2024		37,977	36,710,668
RHP Hotel Properties, L.P.
Term Loan, 4.78%, (3 mo. USD LIBOR + 2.00%), Maturing May 11, 2024		10,316	10,238,878
Richmond UK Bidco Limited
Term Loan, 4.98%, (1 mo. GBP LIBOR + 4.25%), Maturing March 3, 2024	GBP	2,841	3,472,010
Stars Group Holdings B.V. (The)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing July 10, 2025	EUR	11,450	13,156,856
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025		57,454	57,037,229
VICI Properties 1, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing December 20, 2024		23,623	23,231,488
Wyndham Hotels & Resorts, Inc.
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025		8,753	8,623,587

			$481,044,009

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Nonferrous Metals/Minerals — 0.8%
CD&R Hydra Buyer, Inc.
Term Loan, 7.50%, (0.00% Cash, 7.50% PIK), Maturing August 15, 2021(4)(7)		357	$290,738
Dynacast International, LLC
Term Loan, 5.77%, (6 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		12,619	12,381,944
Global Brass & Copper, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing May 29, 2025		10,875	10,779,262
Murray Energy Corporation
Term Loan, 9.75%, (1 mo. USD LIBOR + 7.25%), Maturing October 17, 2022		18,083	15,348,146
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(4)(6)		2,904	223,894
Oxbow Carbon, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing January 4, 2023		8,745	8,734,004
Term Loan - Second Lien, 10.00%, (1 mo. USD LIBOR + 7.50%), Maturing January 4, 2024		8,450	8,471,125
Rain Carbon GmbH
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing January 16, 2025	EUR	14,875	16,887,583

			$73,116,696

Oil and Gas — 1.4%
Ameriforge Group, Inc.
Term Loan, 9.80%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022		15,084	$15,094,875
Apergy Corporation
Term Loan, 5.16%, (USD LIBOR + 2.50%), Maturing May 9, 2025(5)		4,458	4,371,407
Centurion Pipeline Company, LLC
Term Loan, 6.05%, (3 mo. USD LIBOR + 3.25%), Maturing September 29, 2025		3,475	3,440,250
CITGO Petroleum Corporation
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021		15,544	15,381,805
Delek US Holdings, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing March 31, 2025		5,042	4,890,667
Fieldwood Energy, LLC
Term Loan, 7.75%, (1 mo. USD LIBOR + 5.25%), Maturing April 11, 2022		24,512	22,796,588
Term Loan - Second Lien, 9.75%, (1 mo. USD LIBOR + 7.25%), Maturing April 11, 2023		1,773	1,548,393
McDermott Technology Americas, Inc.
Term Loan, 7.50%, (1 mo. USD LIBOR + 5.00%), Maturing May 10, 2025		19,359	18,632,905
MEG Energy Corp.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing December 31, 2023		6,029	5,999,089
PSC Industrial Holdings Corp.
Term Loan, 6.26%, (1 mo. USD LIBOR + 3.75%), Maturing October 3, 2024		11,475	11,216,586
Sheridan Investment Partners II L.P.
Term Loan, 6.21%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020		355	302,510
Term Loan, 6.21%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020		951	811,138
Term Loan, 6.21%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020		6,840	5,831,030
Sheridan Production Partners I, LLC
Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019		781	667,410
Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019		1,278	1,092,671
Term Loan, 6.24%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019		9,645	8,246,060
Ultra Resources, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing April 12, 2024		13,300	11,936,750

			$132,260,134

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Publishing — 1.5%
Ascend Learning, LLC
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024	27,468	$26,953,176
Getty Images, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing October 18, 2019	40,944	40,790,351
Harland Clarke Holdings Corp.
Term Loan, 7.55%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	17,416	16,240,485
LSC Communications, Inc.
Term Loan, 8.00%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022	7,009	7,008,672
Multi Color Corporation
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2022	3,383	3,281,778
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing October 31, 2024	9,263	9,077,400
Nielsen Finance, LLC
Term Loan, 4.51%, (1 mo. USD LIBOR + 2.00%), Maturing October 4, 2023	15,327	15,112,508
ProQuest, LLC
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 24, 2021	20,231	20,149,202
Tweddle Group, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing September 17, 2023	2,534	2,358,457

		$140,972,029

Radio and Television — 2.3%
ALM Media Holdings, Inc.
Term Loan, 7.30%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	5,572	$5,070,129
AP NMT Acquisition B.V.
Term Loan, 8.55%, (3 mo. USD LIBOR + 5.75%), Maturing August 13, 2021	5,095	4,994,347
CBS Radio, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing November 18, 2024	16,068	15,625,861
Cumulus Media New Holdings, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing May 15, 2022	26,290	25,456,011
E.W. Scripps Company (The)
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing October 2, 2024	3,827	3,759,598
Entravision Communications Corporation
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	9,378	9,026,345
Gray Television, Inc.
Term Loan, 4.77%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	2,202	2,170,764
Term Loan, 5.02%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	9,850	9,714,562
Hubbard Radio, LLC
Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing March 28, 2025	14,549	14,367,399
iHeartCommunications, Inc.
Term Loan, 0.00%, Maturing July 30, 2019(6)	2,571	1,733,861
Term Loan, 0.00%, Maturing January 30, 2020(6)	14,994	10,096,075
Mission Broadcasting, Inc.
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	4,656	4,513,888
NEP/NCP Holdco, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing October 20, 2025	3,750	3,706,249
Nexstar Broadcasting, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	26,935	26,109,969
Sinclair Television Group, Inc.
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	17,273	17,142,956
Univision Communications, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	62,676	58,641,019

		$212,129,033

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Retailers (Except Food and Drug) — 2.2%
Ascena Retail Group, Inc.
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	17,408	$16,059,267
Bass Pro Group, LLC
Term Loan, 7.50%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	9,431	9,345,749
BJ’s Wholesale Club, Inc.
Term Loan, 5.51%, (1 mo. USD LIBOR + 3.00%), Maturing February 3, 2024	26,022	25,823,110
CDW, LLC
Term Loan, 4.25%, (1 mo. USD LIBOR + 1.75%), Maturing August 17, 2023	12,695	12,652,120
Coinamatic Canada, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	1,422	1,379,397
David’s Bridal, Inc.
Term Loan, 10.29%, (3 mo. USD LIBOR + 7.50%), Maturing July 17, 2023	2,250	2,272,465
Term Loan, 10.79%, (3 mo. USD LIBOR + 8.00%), Maturing January 18, 2026	8,550	7,438,083
Evergreen Acqco 1 L.P.
Term Loan, 6.53%, (USD LIBOR + 3.75%), Maturing July 9, 2019(5)	16,362	15,564,128
Global Appliance, Inc.
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	7,247	7,183,327
Go Wireless, Inc.
Term Loan, 9.00%, (1 mo. USD LIBOR + 6.50%), Maturing December 22, 2024	2,957	2,849,883
Hoya Midco, LLC
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	13,478	13,106,952
J. Crew Group, Inc.
Term Loan, 5.79%, (3 mo. USD LIBOR + 3.00%), Maturing March 5, 2021(4)	22,761	15,272,319
LSF9 Atlantis Holdings, LLC
Term Loan, 8.51%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	14,426	13,307,950
Party City Holdings, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 19, 2022	2,519	2,505,002
PetSmart, Inc.
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	38,302	32,208,140
PFS Holding Corporation
Term Loan, 6.02%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	11,378	6,257,712
Pier 1 Imports (U.S.), Inc.
Term Loan, 6.38%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	6,071	3,794,667
Radio Systems Corporation
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2024	6,989	6,858,298
Staples, Inc.
Term Loan, 6.54%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	6,786	6,709,646

		$200,588,215

Steel — 1.6%
Atkore International, Inc.
Term Loan, 5.56%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	45,754	$44,705,047
GrafTech Finance, Inc.
Term Loan, 6.00%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2025	39,569	38,925,274
Neenah Foundry Company
Term Loan, 9.13%, (2 mo. USD LIBOR + 6.50%), Maturing December 13, 2022	7,665	7,587,951
Phoenix Services International, LLC
Term Loan, 6.27%, (1 mo. USD LIBOR + 3.75%), Maturing March 1, 2025	14,046	13,923,334
Zekelman Industries, Inc.
Term Loan, 4.86%, (2 mo. USD LIBOR + 2.25%), Maturing June 14, 2021	38,104	37,468,775

		$142,610,381

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Surface Transport — 0.8%
Agro Merchants NAI Holdings, LLC
Term Loan, 6.55%, (3 mo. USD LIBOR + 3.75%), Maturing December 6, 2024		15,410	$15,217,760
Avis Budget Car Rental, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing February 13, 2025		9,615	9,523,503
Hertz Corporation (The)
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023		7,315	7,134,407
Kenan Advantage Group, Inc.
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		3,395	3,352,680
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		14,364	14,184,932
PODS, LLC
Term Loan, 5.26%, (1 mo. USD LIBOR + 2.75%), Maturing December 6, 2024		6,843	6,703,095
Stena International S.a.r.l.
Term Loan, 5.81%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021		13,620	13,330,988
XPO Logistics, Inc.
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025		2,789	2,751,077

			$72,198,442

Telecommunications — 5.8%
CenturyLink, Inc.
Term Loan, 5.25%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		90,921	$87,095,241
Ciena Corporation
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing September 26, 2025		14,140	14,095,376
Colorado Buyer, Inc.
Term Loan, 5.52%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		19,638	18,771,000
Digicel International Finance Limited
Term Loan, 5.96%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		19,875	18,284,590
eircom Finco S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 19, 2024	EUR	33,925	38,641,241
Gamma Infrastructure III B.V.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing January 9, 2025	EUR	25,162	28,452,058
Global Eagle Entertainment, Inc.
Term Loan, 10.35%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		18,348	18,531,724
Intelsat Jackson Holdings S.A.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing November 27, 2023		39,650	39,423,440
Term Loan, 7.00%, (1 mo. USD LIBOR + 4.50%), Maturing January 2, 2024		19,500	19,751,882
IPC Corp.
Term Loan, 7.25%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		8,930	7,411,901
Level 3 Financing, Inc.
Term Loan, 4.76%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024		47,300	46,548,261
Lumentum Holdings
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing August 7, 2025		6,000	5,925,000
Onvoy, LLC
Term Loan, 7.30%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		18,090	16,145,437
Plantronics, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025		13,943	13,582,846
SBA Senior Finance II, LLC
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing April 11, 2025		14,564	14,321,097
Sprint Communications, Inc.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024		66,880	65,456,873
Term Loan, 5.50%, (1 mo. USD LIBOR + 3.00%), Maturing February 2, 2024		8,400	8,284,500
Syniverse Holdings, Inc.
Term Loan, 7.51%, (1 mo. USD LIBOR + 5.00%), Maturing March 9, 2023		12,411	11,309,502

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Telesat Canada
Term Loan, 5.31%, (3 mo. USD LIBOR + 2.50%), Maturing November 17, 2023		51,858	$51,041,585
Zayo Group, LLC
Term Loan, 4.75%, (1 mo. USD LIBOR + 2.25%), Maturing January 19, 2024		12,400	12,321,396

			$535,394,950

Utilities — 1.9%
Brookfield WEC Holdings, Inc.
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing August 1, 2025		30,475	$30,379,766
Calpine Construction Finance Company L.P.
Term Loan, 5.00%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025		7,685	7,547,115
Calpine Corporation
Term Loan, 5.31%, (3 mo. USD LIBOR + 2.50%), Maturing May 31, 2023		2,998	2,950,202
Term Loan, 5.31%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024		29,098	28,649,194
Dayton Power & Light Company (The)
Term Loan, 4.50%, (1 mo. USD LIBOR + 2.00%), Maturing August 24, 2022		3,994	3,988,508
Granite Acquisition, Inc.
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		4,642	4,641,061
Term Loan, 6.30%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		25,198	25,192,812
Lightstone Holdco, LLC
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024		1,209	1,166,849
Term Loan, 6.25%, (1 mo. USD LIBOR + 3.75%), Maturing January 30, 2024		21,923	21,165,187
Longview Power, LLC
Term Loan, 8.75%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021		10,301	9,142,470
Talen Energy Supply, LLC
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023		7,926	7,851,786
Term Loan, 6.50%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024		10,012	9,934,071
USIC Holdings, Inc.
Term Loan, 5.75%, (1 mo. USD LIBOR + 3.25%), Maturing December 8, 2023		19,492	18,870,260
Vistra Operations Company, LLC
Term Loan, Maturing December 14, 2023(2)		2,500	2,468,750

			$173,948,031

Total Senior Floating-Rate Loans (identified cost $10,937,372,365)			$10,589,617,112

Corporate Bonds & Notes — 2.6%

Security	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 0.1%
TransDigm, Inc.
6.25%, 3/15/26(8)(9)		4,800	$4,884,000

			$4,884,000

Automotive — 0.1%
Tenneco, Inc.
4.875%, (3 mo. EURIBOR + 4.875%, Floor 4.875%), 4/15/24(9)(10)	EUR	6,000	$6,927,689

			$6,927,689

Security	Principal Amount* (000’s omitted)		Value
Cable and Satellite Television — 0.1%
Virgin Media Secured Finance PLC
5.50%, 1/15/25(9)		1,825	$1,850,094
5.25%, 1/15/26(9)		9,000	8,898,750

			$10,748,844

Chemicals and Plastics — 0.2%
Hexion, Inc.
6.625%, 4/15/20		22,200	$17,843,250
PQ Corp.
6.75%, 11/15/22(9)		3,000	3,151,500

			$20,994,750

Containers and Glass Products — 0.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20		19,746	$19,845,285
6.287%, (3 mo. USD LIBOR + 3.50%), 7/15/21(9)(10)		8,075	8,115,375

			$27,960,660

Drugs — 0.5%
Bausch Health Companies., Inc.
6.50%, 3/15/22(9)		9,841	$10,197,736
7.00%, 3/15/24(9)		12,794	13,457,689
5.50%, 11/1/25(9)		20,375	20,397,616

			$44,053,041

Entertainment — 0.1%
Vue International Bidco PLC
4.942%, (3 mo. EURIBOR + 5.25%), 7/15/20(9)(10)	EUR	2,875	$3,288,255
7.875%, 7/15/20(9)	GBP	3,500	4,609,589

			$7,897,844

Food Products — 0.0%(11)
Iceland Bondco PLC
5.178%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(9)(10)	GBP	2,107	$2,759,588

			$2,759,588

Food/Drug Retailers — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(9)		8,600	$6,493,000

			$6,493,000

Health Care — 0.7%
Avantor, Inc.
6.00%, 10/1/24(9)		13,000	$13,321,230
CHS/Community Health Systems, Inc.
5.125%, 8/1/21		11,650	11,256,813
6.25%, 3/31/23		13,375	12,823,281
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(9)		14,825	15,756,010
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	12,956,875
4.375%, 10/1/21		1,225	1,229,594

			$67,343,803

Security	Principal Amount* (000’s omitted)		Value
Leisure Goods/Activities/Movies — 0.0%(11)
National CineMedia, LLC
6.00%, 4/15/22		4,200	$4,252,500

			$4,252,500

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(9)		6,700	$6,633,000

			$6,633,000

Radio and Television — 0.0%(11)
iHeartCommunications, Inc.
9.00%, 12/15/19(6)		1,709	$1,153,575
Univision Communications, Inc.
5.125%, 2/15/25(9)		3,000	2,741,250

			$3,894,825

Telecommunications — 0.1%
Wind Tre SpA
2.75%, (3 mo. EURIBOR + 2.75%), 1/20/24(9)(10)	EUR	9,175	$9,417,925

			$9,417,925

Utilities — 0.2%
Calpine Corp.
6.00%, 1/15/22(9)		2,000	$2,022,500
5.875%, 1/15/24(9)		5,000	5,012,500
5.25%, 6/1/26(9)		7,675	7,320,031

			$14,355,031

Total Corporate Bonds & Notes (identified cost $246,612,330)			$238,616,500

Asset-Backed Securities — 3.0%

Security	Principal Amount (000’s omitted)		Value
Alinea CLO, Ltd.
Series 2018-1A, Class D, 5.861%, (3 mo. USD LIBOR + 3.10%), 7/20/31(9)(10)		$2,500	$2,416,593
Series 2018-1A, Class E, 8.761%, (3 mo. USD LIBOR + 6.00%), 7/20/31(9)(10)		3,000	2,866,887
ALM Loan Funding, Ltd.
Series 2013-7RA, Class DR, 9.927%, (3 mo. USD LIBOR + 7.14%), 10/15/28(9)(10)		3,000	3,028,098
AMMC CLO XII, Ltd.
Series 2013-12A, Class ER, 8.798%, (3 mo. USD LIBOR + 6.18%), 11/10/30(9)(10)		3,525	3,414,837
AMMC CLO, Ltd.
Series 2014-15A, Class ERR, 9.237%, (3 mo. USD LIBOR + 6.91%), 1/15/32(9)(10)		5,000	4,940,665
Apidos CLO XX
Series 2015-20A, Class DR, 8.479%, (3 mo. USD LIBOR + 5.70%), 7/16/31(9)(10)		2,375	2,289,825
Ares XL CLO, Ltd.
Series 2016-40A, Class CR, 6.187%, (3 mo. USD LIBOR + 3.40%), 1/15/29(9)(10)		2,500	2,505,025
Series 2016-40A, Class DR, 9.137%, (3 mo. USD LIBOR + 6.35%), 1/15/29(9)(10)		3,500	3,456,211

Security	Principal Amount (000’s omitted)	Value
Ares XLIX CLO, Ltd.
Series 2018-49A, Class D, 5.761%, (3 mo. USD LIBOR + 3.00%), 7/22/30(9)(10)	$2,500	$2,449,685
Series 2018-49A, Class E, 8.461%, (3 mo. USD LIBOR + 5.70%), 7/22/30(9)(10)	3,500	3,329,973
Ares XXXIIR CLO, Ltd.
Series 2014-32RA, Class C, 5.516%, (3 mo. USD LIBOR + 2.90%), 5/15/30(9)(10)	5,000	4,815,345
Series 2014-32RA, Class D, 8.466%, (3 mo. USD LIBOR + 5.85%), 5/15/30(9)(10)	1,000	949,413
Ares XXXVR CLO, Ltd.
Series 2015-35RA, Class E, 8.487%, (3 mo. USD LIBOR + 5.70%), 7/15/30(9)(10)	4,000	3,757,660
Babson CLO, Ltd.
Series 2015-IA, Class DR, 5.361%, (3 mo. USD LIBOR + 2.60%), 1/20/31(9)(10)	2,500	2,393,895
Series 2016-1A, Class DR, 5.822%, (3 mo. USD LIBOR + 3.05%), 7/23/30(9)(10)	1,250	1,229,556
Series 2016-1A, Class ER, 8.772%, (3 mo. USD LIBOR + 6.00%), 7/23/30(9)(10)	3,500	3,387,842
Series 2018-1A, Class C, 5.387%, (3 mo. USD LIBOR + 2.60%), 4/15/31(9)(10)	3,500	3,333,032
Bain Capital Credit CLO, Ltd.
Series 2018-1A, Class D, 5.472%, (3 mo. USD LIBOR + 2.70%), 4/23/31(9)(10)	5,000	4,796,705
Benefit Street Partners CLO, Ltd.
Series 2015-8A, Class DR, 8.361%, (3 mo. USD LIBOR + 5.60%), 1/20/31(9)(10)	5,401	5,048,423
Series 2018-14A, Class D, 5.361%, (3 mo. USD LIBOR + 2.60%), 4/20/31(9)(10)	1,500	1,408,295
Series 2018-16A, Class D, 6.513%, (3 mo. USD LIBOR + 3.70%), 1/17/32(9)(10)	2,000	1,967,026
Series 2018-16A, Class E, 9.513%, (3 mo. USD LIBOR + 6.70%), 1/17/32(9)(10)	2,250	2,227,574
Series 2018-5BA, Class C, 5.691%, (3 mo. USD LIBOR + 2.93%), 4/20/31(9)(10)	5,000	4,809,005
Series 2018-5BA, Class D, 8.711%, (3 mo. USD LIBOR + 5.95%), 4/20/31(9)(10)	3,500	3,345,958
Betony CLO 2, Ltd.
Series 2018-1A, Class C, 5.651%, (3 mo. USD LIBOR + 2.90%), 4/30/31(9)(10)	2,500	2,383,678
Series 2018-1A, Class D, 8.401%, (3 mo. USD LIBOR + 5.65%), 4/30/31(9)(10)	4,550	4,264,642
BlueMountain CLO, Ltd.
Series 2015-3A, Class CR, 5.361%, (3 mo. USD LIBOR + 2.60%), 4/20/31(9)(10)	5,000	4,758,820
Series 2015-3A, Class DR, 8.161%, (3 mo. USD LIBOR + 5.40%), 4/20/31(9)(10)	3,000	2,798,334
Series 2016-3A, Class DR, 5.716%, (3 mo. USD LIBOR + 3.10%), 11/15/30(9)(10)	1,500	1,479,551
Series 2016-3A, Class ER, 8.566%, (3 mo. USD LIBOR + 5.95%), 11/15/30(9)(10)	1,500	1,449,902
Series 2018-1A, Class D, 5.801%, (3 mo. USD LIBOR + 3.05%), 7/30/30(9)(10)	2,500	2,388,553
Series 2018-1A, Class E, 8.701%, (3 mo. USD LIBOR + 5.95%), 7/30/30(9)(10)	2,000	1,910,044
Canyon Capital CLO, Ltd.
Series 2012-1RA, Class E, 8.487%, (3 mo. USD LIBOR + 5.70%), 7/15/30(9)(10)	4,875	4,519,179
Series 2016-1A, Class DR, 5.587%, (3 mo. USD LIBOR + 2.80%), 7/15/31(9)(10)	3,000	2,869,878
Series 2016-1A, Class ER, 8.537%, (3 mo. USD LIBOR + 5.75%), 7/15/31(9)(10)	4,000	3,700,980
Series 2016-2A, Class ER, 8.787%, (3 mo. USD LIBOR + 6.00%), 10/15/31(9)(10)	4,500	4,197,892
Series 2018-1A, Class D, 5.687%, (3 mo. USD LIBOR + 2.90%), 7/15/31(9)(10)	3,000	2,878,500
Series 2018-1A, Class E, 8.537%, (3 mo. USD LIBOR + 5.75%), 7/15/31(9)(10)	2,750	2,542,116
Carlyle CLO, Ltd.
Series C17A, Class CR, 5.551%, (3 mo. USD LIBOR + 2.80%), 4/30/31(9)(10)	5,000	4,847,415
Series C17A, Class DR, 8.751%, (3 mo. USD LIBOR + 6.00%), 4/30/31(9)(10)	3,500	3,389,767
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class CR2, 6.297%, (3 mo. USD LIBOR + 3.50%), 1/14/32(9)(10)	2,500	2,484,737
Series 2012-3A, Class DR2, 9.297%, (3 mo. USD LIBOR + 6.50%), 1/14/32(9)(10)	1,500	1,465,373
Series 2014-3RA, Class C, 5.715%, (3 mo. USD LIBOR + 2.95%), 7/27/31(9)(10)	1,000	975,778
Series 2014-3RA, Class D, 8.165%, (3 mo. USD LIBOR + 5.40%), 7/27/31(9)(10)	2,150	2,001,837
Series 2014-4RA, Class C, 5.687%, (3 mo. USD LIBOR + 2.90%), 7/15/30(9)(10)	2,000	1,944,322
Series 2014-4RA, Class D, 8.437%, (3 mo. USD LIBOR + 5.65%), 7/15/30(9)(10)	3,500	3,296,979
Cole Park CLO, Ltd.
Series 2015-1A, Class ER, 9.361%, (3 mo. USD LIBOR + 6.60%), 10/20/28(9)(10)	2,000	1,979,314

Security	Principal Amount (000’s omitted)	Value
Dryden CLO, Ltd.
Series 2018-55A, Class D, 5.637%, (3 mo. USD LIBOR + 2.85%), 4/15/31(9)(10)	$1,500	$1,454,508
Series 2018-55A, Class E, 8.187%, (3 mo. USD LIBOR + 5.40%), 4/15/31(9)(10)	2,000	1,865,940
Dryden Senior Loan Fund
Series 2015-40A, Class DR, 5.716%, (3 mo. USD LIBOR + 3.10%), 8/15/31(9)(10)	3,000	2,961,237
Series 2015-40A, Class ER, 8.366%, (3 mo. USD LIBOR + 5.75%), 8/15/31(9)(10)	2,350	2,243,204
Series 2015-41A, Class DR, 5.387%, (3 mo. USD LIBOR + 2.60%), 4/15/31(9)(10)	5,000	4,762,890
Series 2015-41A, Class ER, 8.087%, (3 mo. USD LIBOR + 5.30%), 4/15/31(9)(10)	1,268	1,174,547
Series 2016-42A, Class DR, 5.717%, (3 mo. USD LIBOR + 2.93%), 7/15/30(9)(10)	2,500	2,437,145
Series 2016-42A, Class ER, 8.337%, (3 mo. USD LIBOR + 5.55%), 7/15/30(9)(10)	3,500	3,295,964
Galaxy XV CLO, Ltd.
Series 2013-15A, Class ER, 9.432%, (3 mo. USD LIBOR + 6.65%), 10/15/30(9)(10)	4,500	4,359,402
Galaxy XXV CLO, Ltd.
Series 2015-19A, Class D1R, 9.309%, (3 mo. USD LIBOR + 6.53%), 7/24/30(9)(10)	2,000	1,888,398
Series 2018-25A, Class D, 5.437%, (3 mo. USD LIBOR + 3.10%), 10/25/31(9)(10)	2,500	2,415,600
Series 2018-25A, Class E, 8.287%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(10)	3,500	3,298,799
Golub Capital Partners CLO, Ltd.
Series 2018-37A, Class D, 5.486%, (3 mo. USD LIBOR + 3.30%), 7/20/30(9)(10)	4,000	3,882,824
Series 2018-37A, Class E, 7.936%, (3 mo. USD LIBOR + 5.75%), 7/20/30(9)(10)	4,750	4,396,704
ICG US CLO, Ltd.
Series 2018-2A, Class D, 5.861%, (3 mo. USD LIBOR + 3.10%), 7/22/31(9)(10)	2,000	1,932,980
Series 2018-2A, Class E, 8.511%, (3 mo. USD LIBOR + 5.75%), 7/22/31(9)(10)	3,000	2,773,113
Neuberger Berman CLO XVIII, Ltd.
Series 2014-18A, Class DR2, 8.681%, (3 mo. USD LIBOR + 5.92%), 10/21/30(9)(10)	2,000	1,913,670
Neuberger Berman CLO XXII, Ltd.
Series 2016-22A, Class DR, 5.873%, (3 mo. USD LIBOR + 3.10%), 10/17/30(9)(10)	2,500	2,412,398
Series 2016-22A, Class ER, 8.833%, (3 mo. USD LIBOR + 6.06%), 10/17/30(9)(10)	3,000	2,874,087
Neuberger Berman Loan Advisers CLO, Ltd.
Series 2018-28A, Class E, 8.361%, (3 mo. USD LIBOR + 5.60%), 4/20/30(9)(10)	1,950	1,820,857
Oak Hill Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 10.145%, (3 mo. USD LIBOR + 7.50%), 11/20/27(9)(10)	3,000	3,000,054
Palmer Square CLO, Ltd.
Series 2013-2A, Class CRR, 5.973%, (3 mo. USD LIBOR + 3.20%), 10/17/31(9)(10)	2,500	2,431,340
Series 2013-2A, Class DRR, 8.623%, (3 mo. USD LIBOR + 5.85%), 10/17/31(9)(10)	3,250	3,090,776
Series 2015-1A, Class DR, 8.846%, (3 mo. USD LIBOR + 6.20%), 5/21/29(9)(10)	1,850	1,803,406
Series 2018-1A, Class C, 5.28%, (3 mo. USD LIBOR + 2.50%), 4/18/31(9)(10)	3,000	2,816,697
Series 2018-1A, Class D, 7.93%, (3 mo. USD LIBOR + 5.15%), 4/18/31(9)(10)	2,000	1,810,884
Series 2018-2A, Class D, 8.379%, (3 mo. USD LIBOR + 5.60%), 7/16/31(9)(10)	2,000	1,879,764
Regatta XIII Funding, Ltd.
Series 2018-2A, Class C, 5.887%, (3 mo. USD LIBOR + 3.10%), 7/15/31(9)(10)	2,500	2,416,488
Series 2018-2A, Class D, 8.737%, (3 mo. USD LIBOR + 5.95%), 7/15/31(9)(10)	5,000	4,776,505
Regatta XIV Funding, Ltd.
Series 2018-3A, Class D, 5.971%, (3 mo. USD LIBOR + 3.20%), 10/25/31(9)(10)	2,500	2,432,373
Series 2018-3A, Class E, 8.721%, (3 mo. USD LIBOR + 5.95%), 10/25/31(9)(10)	4,500	4,295,673
Regatta XV Funding, Ltd.
Series 2018-4A, Class D, 8.99%, (3 mo. USD LIBOR + 6.50%), 10/25/31(9)(10)	3,875	3,823,276
Upland CLO, Ltd.
Series 2016-1A, Class CR, 5.661%, (3 mo. USD LIBOR + 2.90%), 4/20/31(9)(10)	4,500	4,287,789
Series 2016-1A, Class DR, 8.661%, (3 mo. USD LIBOR + 5.90%), 4/20/31(9)(10)	4,625	4,405,863

Security	Principal Amount (000’s omitted)	Value
Vibrant CLO 1X, Ltd.
Series 2018-9A, Class C, 5.961%, (3 mo. USD LIBOR + 3.20%), 7/20/31(9)(10)	$2,500	$2,408,133
Series 2018-9A, Class D, 9.011%, (3 mo. USD LIBOR + 6.25%), 7/20/31(9)(10)	3,500	3,335,741
Vibrant CLO X, Ltd.
Series 2018-10A, Class C, 5.688%, (3 mo. USD LIBOR + 3.25%), 10/20/31(9)(10)	5,000	4,849,090
Series 2018-10A, Class D, 8.628%, (3 mo. USD LIBOR + 6.19%), 10/20/31(9)(10)	5,000	4,743,630
Voya CLO, Ltd.
Series 2014-1A, Class DR2, 8.78%, (3 mo. USD LIBOR + 6.00%), 4/18/31(9)(10)	3,250	3,073,177
Series 2015-3A, Class CR, 5.911%, (3 mo. USD LIBOR + 3.15%), 10/20/31(9)(10)	2,500	2,422,208
Series 2015-3A, Class DR, 8.961%, (3 mo. USD LIBOR + 6.20%), 10/20/31(9)(10)	5,500	5,321,167
Series 2016-3A, Class CR, 6.03%, (3 mo. USD LIBOR + 3.25%), 10/18/31(9)(10)	2,000	1,952,096
Series 2016-3A, Class DR, 8.86%, (3 mo. USD LIBOR + 6.08%), 10/18/31(9)(10)	3,375	3,238,434
Series 2018-1A, Class C, 5.361%, (3 mo. USD LIBOR + 2.60%), 4/19/31(9)(10)	5,000	4,696,830
Webster Park CLO, Ltd.
Series 2015-1A, Class CR, 5.661%, (3 mo. USD LIBOR + 2.90%), 7/20/30(9)(10)	2,000	1,945,094
Series 2015-1A, Class DR, 8.261%, (3 mo. USD LIBOR + 5.50%), 7/20/30(9)(10)	2,500	2,345,635

Total Asset-Backed Securities (identified cost $287,540,890)		$276,461,509

Common Stocks — 0.6%

Security	Shares	Value
Aerospace and Defense — 0.0%(11)
IAP Global Services, LLC(4)(12)(13)	168	$2,017,583

		$2,017,583

Automotive — 0.0%(11)
Dayco Products, LLC(12)(13)	48,926	$1,804,146

		$1,804,146

Electronics/Electrical — 0.0%(11)
Answers Corp.(4)(12)(13)	642,963	$1,253,778

		$1,253,778

Health Care — 0.0%(11)
New Millennium Holdco, Inc.(12)(13)	319,499	$54,315

		$54,315

Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(4)(12)(13)	190,419	$0

		$0

Oil and Gas — 0.4%
AFG Holdings, Inc.(4)(12)(13)	281,241	$19,771,242
Fieldwood Energy, Inc.(12)(13)	109,481	4,160,278
Paragon Offshore Finance Company, Class A(12)(13)	16,581	16,581
Paragon Offshore Finance Company, Class B(12)(13)	8,290	302,585
Samson Resources II, LLC, Class A(12)(13)	387,972	8,923,356

Security	Shares	Value
Southcross Holdings Group, LLC(4)(12)(13)	573	$0
Southcross Holdings L.P., Class A(13)	573	293,663

		$33,467,705

Publishing — 0.1%
ION Media Networks, Inc.(4)(12)(13)	13,247	$12,498,015
Tweddle Group, Inc.(4)(12)(13)	18,167	878,556

		$13,376,571

Radio and Television — 0.1%
Cumulus Media, Inc., Class A(12)(13)	371,654	$4,478,430

		$4,478,430

Retailers (Except Food and Drug) — 0.0%(11)
David’s Bridal, Inc.(12)(13)	163,937	$1,270,512

		$1,270,512

Total Common Stocks (identified cost $33,126,216)		$57,723,040

Short-Term Investments — 1.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 2.61%(14)	147,306,649	$147,306,649

Total Short-Term Investments (identified cost $147,297,053)		$147,306,649

Total Investments — 123.3% (identified cost $11,651,948,854)		$11,309,724,810

Less Unfunded Loan Commitments — (0.1)%		$(12,924,299)

Net Investments — 123.2% (identified cost $11,639,024,555)		$11,296,800,511

Other Assets, Less Liabilities — (23.2)%		$(2,127,734,066)

Net Assets — 100.0%		$9,169,066,445

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)	This Senior Loan will settle after January 31, 2019, at which time the interest rate will be determined.

(3)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)

The stated interest rate represents the weighted average interest rate at January 31, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(6)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Fixed-rate loan.

(8)	When-issued security.

(9)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2019, the aggregate value of these securities is $433,716,836 or 4.7% of the Portfolio’s net assets.

(10)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2019.

(11)	Amount is less than 0.05%.

(12)	Non-income producing security.

(13)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(14)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2019. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2019 was $1,266,893.

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	12,500,000	USD	14,361,565	Citibank, N.A.	2/28/19	$—	$(25,161)
EUR	18,500,000	USD	21,278,904	State Street Bank and Trust Company	2/28/19	—	(61,025)
USD	8,711,032	CAD	11,543,511	HSBC Bank USA, N.A.	2/28/19	—	(79,738)
USD	258,016,356	EUR	224,922,007	State Street Bank and Trust Company	2/28/19	50,533	—
EUR	12,500,000	USD	14,397,070	State Street Bank and Trust Company	3/29/19	—	(23,686)
EUR	13,000,000	USD	14,901,744	State Street Bank and Trust Company	3/29/19	46,576	—
EUR	18,500,000	USD	21,331,566	State Street Bank and Trust Company	3/29/19	—	(58,957)
USD	252,972,700	EUR	220,840,419	HSBC Bank USA, N.A.	3/29/19	—	(965,238)
USD	1,586,507	EUR	1,382,559	State Street Bank and Trust Company	3/29/19	—	(3,256)
USD	2,295,208	EUR	2,000,000	State Street Bank and Trust Company	3/29/19	—	(4,533)
USD	8,483,056	EUR	7,352,626	State Street Bank and Trust Company	3/29/19	28,486	—
USD	189,356,322	EUR	164,401,063	Goldman Sachs International	4/30/19	—	(200,593)
USD	78,726,135	GBP	59,947,105	State Street Bank and Trust Company	4/30/19	—	(243,414)

						$125,595	$(1,665,601)

Abbreviations:

CIDOR	-	Canada Three Month Interbank Rate

DIP	-	Debtor In Possession

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At January 31, 2019, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At January 31, 2019, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $125,595 and $1,665,601, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2019, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$10,558,174,376	$18,518,437	$10,576,692,813
Corporate Bonds & Notes	—	238,616,500	—	238,616,500
Asset-Backed Securities	—	276,461,509	—	276,461,509
Common Stocks	4,478,430	16,825,436	36,419,174	57,723,040
Short-Term Investments	—	147,306,649	—	147,306,649
Total Investments	$4,478,430	$11,237,384,470	$54,937,611	$11,296,800,511
Forward Foreign Currency Exchange Contracts	$—	$125,595	$—	$125,595
Total	$4,478,430	$11,237,510,065	$54,937,611	$11,296,926,106

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,665,601)	$—	$(1,665,601)
Total	$—	$(1,665,601)	$—	$(1,665,601)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2019 is not presented.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Senior Debt Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 22, 2019

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 22, 2019